Loans, borrowings, leases, cash and cash equivalents and short-term investments - Annual minimum payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	$ 2,068
2022.
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	223
2023.
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	194
2024
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	187
2025
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	176
2026 onwards
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	1,288
Ports
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	$ 995
Ports | Minimum
Disclosure of maturity analysis of operating lease payments [line items]
Average Remaining Term	4 years
Ports | Maximum
Disclosure of maturity analysis of operating lease payments [line items]
Average Remaining Term	21 years
Ports | 2022.
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	$ 66
Ports | 2023.
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	63
Ports | 2024
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	63
Ports | 2025
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	62
Ports | 2026 onwards
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	741
Vessels
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	$ 590
Vessels | Minimum
Disclosure of maturity analysis of operating lease payments [line items]
Average Remaining Term	3 years
Vessels | Maximum
Disclosure of maturity analysis of operating lease payments [line items]
Average Remaining Term	11 years
Vessels | 2022.
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	$ 64
Vessels | 2023.
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	62
Vessels | 2024
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	60
Vessels | 2025
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	59
Vessels | 2026 onwards
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	345
Pellets plants
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	$ 277
Pellets plants | Minimum
Disclosure of maturity analysis of operating lease payments [line items]
Average Remaining Term	2 years
Pellets plants | Maximum
Disclosure of maturity analysis of operating lease payments [line items]
Average Remaining Term	11 years
Pellets plants | 2022.
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	$ 48
Pellets plants | 2023.
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	41
Pellets plants | 2024
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	39
Pellets plants | 2025
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	39
Pellets plants | 2026 onwards
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	110
Properties
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	$ 112
Properties | Minimum
Disclosure of maturity analysis of operating lease payments [line items]
Average Remaining Term	2 years
Properties | Maximum
Disclosure of maturity analysis of operating lease payments [line items]
Average Remaining Term	9 years
Properties | 2022.
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	$ 35
Properties | 2023.
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	20
Properties | 2024
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	18
Properties | 2025
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	9
Properties | 2026 onwards
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	30
Energy plants
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	$ 80
Average Remaining Term	8 years
Energy plants | 2022.
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	$ 7
Energy plants | 2023.
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	6
Energy plants | 2024
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	6
Energy plants | 2025
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	6
Energy plants | 2026 onwards
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	55
Mining equipment and locomotives
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	$ 14
Mining equipment and locomotives | Minimum
Disclosure of maturity analysis of operating lease payments [line items]
Average Remaining Term	2 years
Mining equipment and locomotives | Maximum
Disclosure of maturity analysis of operating lease payments [line items]
Average Remaining Term	6 years
Mining equipment and locomotives | 2022.
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	$ 3
Mining equipment and locomotives | 2023.
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	2
Mining equipment and locomotives | 2024
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	1
Mining equipment and locomotives | 2025
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	1
Mining equipment and locomotives | 2026 onwards
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	$ 7